Shareholder Report	12 Months Ended
Jul. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock Funds II
Entity Central Index Key	0001398078
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
C000146953
Shareholder Report [Line Items]
Fund Name	BlackRock Dynamic High Income Portfolio
Class Name	Institutional Shares
Trading Symbol	BDHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Dynamic High Income Portfolio (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$69	0.65%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  Global equities delivered solid gains amid resilient growth data and signs of slowing inflation.

  The fixed-income markets produced positive returns during the reporting period, with income making a sizable contribution. Securities with lower interest rate risk generally outperformed as investors lowered their expectations for the number of interest rate cuts the U.S. Federal Reserve was likely to enact in 2024.

What contributed to performance?

Global equities were the largest contributor, followed by covered calls, collateralized loan obligations, and high yield bonds. Smaller positions in bank loans, mortgage-backed securities, and preferred stock also contributed meaningfully. Other areas that contributed, although to a lesser extent, included cash and currency management, global real estate investment trusts, emerging market debt, and infrastructure equities. The Fund’s cash position had no material impact on performance.

What detracted from performance?

The Fund’s duration management strategies modestly weighed on returns. (Duration is a measure of interest rate sensitivity.)

The Fund utilized derivatives as part of its investment strategy. In addition to using U.S. Treasury futures to manage duration positioning, the Fund held equity futures, equity options and currency futures to adjust its risk profile. Additionally, it used equity covered calls to provide an alternative source of income. The effect of holding Treasury futures and currency futures detracted, while equity futures, equity options, and covered calls were beneficial.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: November 3, 2014 through July 31, 2024

Initial investment of $10,000

	Institutional Shares	MSCI World Index	Bloomberg U.S. Aggregate Bond Index	70% MSCI World Index/ 30% Bloomberg U.S. Aggregate Bond Index	50% MSCI World High Dividend Index/50% Bloomberg U.S. High Yield 2% Issuer Capped Index
Nov 14	10,157	10,254	10,078	10,201	10,064
Dec 14	10,026	10,089	10,087	10,089	9,859
Jan 15	10,080	9,906	10,299	10,025	9,831
Feb 15	10,462	10,487	10,202	10,407	10,154
Mar 15	10,489	10,322	10,249	10,308	9,995
Apr 15	10,460	10,564	10,213	10,466	10,233
May 15	10,523	10,601	10,188	10,484	10,208
Jun 15	10,242	10,354	10,077	10,279	9,953
Jul 15	10,367	10,540	10,147	10,429	10,008
Aug 15	9,905	9,843	10,132	9,942	9,619
Sep 15	9,620	9,480	10,201	9,705	9,373
Oct 15	10,066	10,231	10,203	10,244	9,864
Nov 15	10,060	10,180	10,176	10,200	9,681
Dec 15	9,875	10,001	10,143	10,065	9,490
Jan 16	9,457	9,403	10,282	9,685	9,249
Feb 16	9,325	9,333	10,355	9,655	9,308
Mar 16	9,790	9,966	10,450	10,140	9,829
Apr 16	9,964	10,124	10,491	10,264	10,121
May 16	10,109	10,181	10,493	10,305	10,153
Jun 16	10,028	10,067	10,682	10,280	10,247
Jul 16	10,408	10,492	10,749	10,604	10,510
Aug 16	10,513	10,501	10,737	10,606	10,591
Sep 16	10,532	10,556	10,731	10,644	10,664
Oct 16	10,449	10,352	10,649	10,475	10,526
Nov 16	10,465	10,501	10,397	10,506	10,493
Dec 16	10,707	10,752	10,411	10,687	10,742
Jan 17	10,915	11,012	10,432	10,874	10,892
Feb 17	11,128	11,317	10,502	11,107	11,137
Mar 17	11,203	11,438	10,496	11,188	11,204
Apr 17	11,355	11,607	10,577	11,330	11,304
May 17	11,442	11,853	10,659	11,524	11,509
Jun 17	11,513	11,898	10,648	11,551	11,505
Jul 17	11,698	12,183	10,694	11,760	11,664
Aug 17	11,694	12,200	10,790	11,803	11,671
Sep 17	11,860	12,474	10,738	11,971	11,873
Oct 17	11,998	12,710	10,745	12,132	11,919
Nov 17	12,112	12,985	10,731	12,311	12,037
Dec 17	12,256	13,161	10,780	12,445	12,108
Jan 18	12,569	13,856	10,656	12,862	12,370
Feb 18	12,158	13,282	10,555	12,452	12,010
Mar 18	12,030	12,992	10,623	12,286	11,869
Apr 18	12,109	13,141	10,544	12,357	11,952
May 18	12,166	13,224	10,619	12,438	11,877
Jun 18	12,123	13,217	10,606	12,429	11,917
Jul 18	12,430	13,630	10,608	12,702	12,202
Aug 18	12,501	13,799	10,677	12,836	12,251
Sep 18	12,513	13,876	10,608	12,862	12,345
Oct 18	11,977	12,857	10,524	12,170	11,964
Nov 18	12,045	13,003	10,587	12,289	12,064
Dec 18	11,402	12,014	10,781	11,702	11,531
Jan 19	12,193	12,949	10,896	12,377	12,119
Feb 19	12,374	13,338	10,890	12,635	12,407
Mar 19	12,567	13,514	11,099	12,824	12,545
Apr 19	12,819	13,993	11,101	13,144	12,735
May 19	12,565	13,185	11,299	12,683	12,364
Jun 19	13,022	14,054	11,440	13,316	12,901
Jul 19	13,081	14,124	11,466	13,370	12,896
Aug 19	13,037	13,835	11,763	13,283	12,818
Sep 19	13,184	14,129	11,700	13,460	13,059
Oct 19	13,274	14,489	11,735	13,712	13,235
Nov 19	13,399	14,892	11,729	13,977	13,354
Dec 19	13,682	15,339	11,721	14,267	13,691
Jan 20	13,682	15,245	11,947	14,289	13,504
Feb 20	13,070	13,957	12,162	13,520	12,793
Mar 20	11,063	12,110	12,090	12,244	11,323
Apr 20	11,904	13,432	12,305	13,245	12,037
May 20	12,361	14,081	12,362	13,712	12,425
Jun 20	12,502	14,454	12,440	13,992	12,525
Jul 20	12,960	15,145	12,626	14,523	12,972
Aug 20	13,244	16,157	12,524	15,167	13,247
Sep 20	13,079	15,600	12,517	14,798	13,010
Oct 20	12,919	15,121	12,461	14,461	12,834
Nov 20	13,851	17,055	12,584	15,798	13,841
Dec 20	14,296	17,778	12,601	16,273	14,194
Jan 21	14,266	17,601	12,511	16,125	14,125
Feb 21	14,410	18,052	12,330	16,344	14,241
Mar 21	14,663	18,653	12,176	16,663	14,691
Apr 21	15,094	19,521	12,272	17,246	14,926
May 21	15,231	19,802	12,312	17,437	15,162
Jun 21	15,375	20,097	12,399	17,655	15,198
Jul 21	15,451	20,457	12,537	17,936	15,309
Aug 21	15,718	20,966	12,514	18,238	15,432
Sep 21	15,269	20,096	12,405	17,661	15,112
Oct 21	15,614	21,234	12,402	18,359	15,292
Nov 21	15,362	20,769	12,439	18,094	14,983
Dec 21	15,835	21,656	12,407	18,622	15,694
Jan 22	15,278	20,511	12,139	17,812	15,425
Feb 22	14,861	19,992	12,004	17,437	15,244
Mar 22	14,945	20,540	11,670	17,626	15,332
Apr 22	14,100	18,834	11,228	16,401	14,801
May 22	13,957	18,848	11,300	16,441	14,898
Jun 22	12,983	17,216	11,123	15,367	13,909
Jul 22	13,745	18,583	11,395	16,333	14,500
Aug 22	13,327	17,806	11,073	15,717	14,042
Sep 22	12,305	16,150	10,594	14,490	13,232
Oct 22	12,748	17,310	10,457	15,163	13,898
Nov 22	13,407	18,514	10,841	16,068	14,604
Dec 22	13,084	17,728	10,793	15,568	14,454
Jan 23	13,851	18,982	11,125	16,483	14,930
Feb 23	13,513	18,526	10,837	16,078	14,588
Mar 23	13,607	19,098	11,112	16,548	14,833
Apr 23	13,815	19,433	11,180	16,781	15,044
May 23	13,597	19,239	11,058	16,609	14,639
Jun 23	14,003	20,402	11,018	17,295	15,120
Jul 23	14,319	21,088	11,011	17,698	15,491
Aug 23	14,126	20,584	10,940	17,368	15,334
Sep 23	13,773	19,696	10,662	16,711	15,028
Oct 23	13,556	19,125	10,494	16,293	14,665
Nov 23	14,390	20,918	10,969	17,583	15,474
Dec 23	14,956	21,944	11,389	18,389	16,093
Jan 24	15,037	22,208	11,358	18,529	16,136
Feb 24	15,268	23,149	11,198	19,000	16,227
Mar 24	15,638	23,893	11,301	19,480	16,655
Apr 24	15,278	23,006	11,015	18,826	16,339
May 24	15,624	24,033	11,202	19,510	16,670
Jun 24	15,796	24,522	11,308	19,843	16,623
Jul 24	16,093	24,954	11,572	20,227	17,191

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	Since Fund Inception
Institutional Shares ...
	12.39%	4.23%	5.01%
MSCI World Index...
	18.34	12.06	9.84
Bloomberg U.S. Aggregate Bond Index...
	5.10	0.19	1.51
70% MSCI World Index/ 30% Bloomberg U.S. Aggregate Bond Index...
	14.29	8.63	7.50
50% MSCI World High Dividend Index/50% Bloomberg U.S. High Yield 2% Issuer Capped Index...
	10.98	5.92	5.72

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 1,088,211,542
Holdings Count | Holding	1,762
Advisory Fees Paid, Amount	$ 5,154,077
InvestmentCompanyPortfolioTurnover	109.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$1,088,211,542
Number of Portfolio Holdings...
1,762
Net Investment Advisory Fees...
$5,154,077
Portfolio Turnover Rate...
109%

Holdings [Text Block]

Ten largest holdings

Portfolio composition

Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Core Dividend Growth ETF...
11.0%
iShares International Dividend Growth ETF...
2.9
BlackRock Floating Rate Income Portfolio, Class K Shares...
1.6
Barclays Bank plc (Microsoft Corp.), 12.57%, 09/13/24...
1.4
Wells Fargo & Co. (Apple, Inc.), 11.53%, 08/01/24...
1.3
BNP Paribas SA (Amazon.com, Inc.), 15.37%, 08/05/24...
1.1
Barclays Bank plc (Alphabet, Inc.), 15.19%, 09/06/24...
0.6
U.S. Treasury Inflation Linked Notes, 0.25%, 01/15/25...
0.5
U.S. Treasury Inflation Linked Bonds, 2.38%, 01/15/25...
0.5
Nomura Holdings, Inc. (NVIDIA Corp.), 39.84%, 08/23/24...
0.5
Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Equity-Linked Notes...
27.0%
Common Stocks...
18.7
Asset-Backed Securities...
16.1
Investment Companies...
15.4
Floating Rate Loan Interests...
9.2
Corporate Bonds...
7.9
Non-Agency Mortgage-Backed Securities...
2.8
Foreign Government Obligations...
1.2
U.S. Treasury Obligations...
1.1
Foreign Agency Obligations...
0.5
OtherFootnote Reference(b)...
0.1
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.

C000146951
Shareholder Report [Line Items]
Fund Name	BlackRock Dynamic High Income Portfolio
Class Name	Investor A Shares
Trading Symbol	BDHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Dynamic High Income Portfolio (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$96	0.90%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  Global equities delivered solid gains amid resilient growth data and signs of slowing inflation.

  The fixed-income markets produced positive returns during the reporting period, with income making a sizable contribution. Securities with lower interest rate risk generally outperformed as investors lowered their expectations for the number of interest rate cuts the U.S. Federal Reserve was likely to enact in 2024.

What contributed to performance?

Global equities were the largest contributor, followed by covered calls, collateralized loan obligations, and high yield bonds. Smaller positions in bank loans, mortgage-backed securities, and preferred stock also contributed meaningfully. Other areas that contributed, although to a lesser extent, included cash and currency management, global real estate investment trusts, emerging market debt, and infrastructure equities. The Fund’s cash position had no material impact on performance.

What detracted from performance?

The Fund’s duration management strategies modestly weighed on returns. (Duration is a measure of interest rate sensitivity.)

The Fund utilized derivatives as part of its investment strategy. In addition to using U.S. Treasury futures to manage duration positioning, the Fund held equity futures, equity options and currency futures to adjust its risk profile. Additionally, it used equity covered calls to provide an alternative source of income. The effect of holding Treasury futures and currency futures detracted, while equity futures, equity options, and covered calls were beneficial.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: November 3, 2014 through July 31, 2024

Initial investment of $10,000

	Investor A Shares	MSCI World Index	Bloomberg U.S. Aggregate Bond Index	70% MSCI World Index/ 30% Bloomberg U.S. Aggregate Bond Index	50% MSCI World High Dividend Index/50% Bloomberg U.S. High Yield 2% Issuer Capped Index
Nov 14	9,623	10,254	10,078	10,201	10,064
Dec 14	9,496	10,089	10,087	10,089	9,859
Jan 15	9,537	9,906	10,299	10,025	9,831
Feb 15	9,906	10,487	10,202	10,407	10,154
Mar 15	9,928	10,322	10,249	10,308	9,995
Apr 15	9,908	10,564	10,213	10,466	10,233
May 15	9,957	10,601	10,188	10,484	10,208
Jun 15	9,699	10,354	10,077	10,279	9,953
Jul 15	9,804	10,540	10,147	10,429	10,008
Aug 15	9,376	9,843	10,132	9,942	9,619
Sep 15	9,094	9,480	10,201	9,705	9,373
Oct 15	9,513	10,231	10,203	10,244	9,864
Nov 15	9,506	10,180	10,176	10,200	9,681
Dec 15	9,329	10,001	10,143	10,065	9,490
Jan 16	8,932	9,403	10,282	9,685	9,249
Feb 16	8,806	9,333	10,355	9,655	9,308
Mar 16	9,254	9,966	10,450	10,140	9,829
Apr 16	9,406	10,124	10,491	10,264	10,121
May 16	9,541	10,181	10,493	10,305	10,153
Jun 16	9,473	10,067	10,682	10,280	10,247
Jul 16	9,829	10,492	10,749	10,604	10,510
Aug 16	9,915	10,501	10,737	10,606	10,591
Sep 16	9,932	10,556	10,731	10,644	10,664
Oct 16	9,851	10,352	10,649	10,475	10,526
Nov 16	9,875	10,501	10,397	10,506	10,493
Dec 16	10,090	10,752	10,411	10,687	10,742
Jan 17	10,284	11,012	10,432	10,874	10,892
Feb 17	10,483	11,317	10,502	11,107	11,137
Mar 17	10,563	11,438	10,496	11,188	11,204
Apr 17	10,703	11,607	10,577	11,330	11,304
May 17	10,772	11,853	10,659	11,524	11,509
Jun 17	10,837	11,898	10,648	11,551	11,505
Jul 17	11,008	12,183	10,694	11,760	11,664
Aug 17	11,013	12,200	10,790	11,803	11,671
Sep 17	11,167	12,474	10,738	11,971	11,873
Oct 17	11,295	12,710	10,745	12,132	11,919
Nov 17	11,388	12,985	10,731	12,311	12,037
Dec 17	11,532	13,161	10,780	12,445	12,108
Jan 18	11,813	13,856	10,656	12,862	12,370
Feb 18	11,424	13,282	10,555	12,452	12,010
Mar 18	11,313	12,992	10,623	12,286	11,869
Apr 18	11,373	13,141	10,544	12,357	11,952
May 18	11,425	13,224	10,619	12,438	11,877
Jun 18	11,382	13,217	10,606	12,429	11,917
Jul 18	11,668	13,630	10,608	12,702	12,202
Aug 18	11,732	13,799	10,677	12,836	12,251
Sep 18	11,741	13,876	10,608	12,862	12,345
Oct 18	11,236	12,857	10,524	12,170	11,964
Nov 18	11,296	13,003	10,587	12,289	12,064
Dec 18	10,703	12,014	10,781	11,702	11,531
Jan 19	11,431	12,949	10,896	12,377	12,119
Feb 19	11,610	13,338	10,890	12,635	12,407
Mar 19	11,777	13,514	11,099	12,824	12,545
Apr 19	12,023	13,993	11,101	13,144	12,735
May 19	11,769	13,185	11,299	12,683	12,364
Jun 19	12,195	14,054	11,440	13,316	12,901
Jul 19	12,248	14,124	11,466	13,370	12,896
Aug 19	12,204	13,835	11,763	13,283	12,818
Sep 19	12,339	14,129	11,700	13,460	13,059
Oct 19	12,421	14,489	11,735	13,712	13,235
Nov 19	12,535	14,892	11,729	13,977	13,354
Dec 19	12,797	15,339	11,721	14,267	13,691
Jan 20	12,794	15,245	11,947	14,289	13,504
Feb 20	12,233	13,957	12,162	13,520	12,793
Mar 20	10,341	12,110	12,090	12,244	11,323
Apr 20	11,138	13,432	12,305	13,245	12,037
May 20	11,550	14,081	12,362	13,712	12,425
Jun 20	11,678	14,454	12,440	13,992	12,525
Jul 20	12,104	15,145	12,626	14,523	12,972
Aug 20	12,367	16,157	12,524	15,167	13,247
Sep 20	12,210	15,600	12,517	14,798	13,010
Oct 20	12,058	15,121	12,461	14,461	12,834
Nov 20	12,926	17,055	12,584	15,798	13,841
Dec 20	13,338	17,778	12,601	16,273	14,194
Jan 21	13,321	17,601	12,511	16,125	14,125
Feb 21	13,439	18,052	12,330	16,344	14,241
Mar 21	13,672	18,653	12,176	16,663	14,691
Apr 21	14,071	19,521	12,272	17,246	14,926
May 21	14,195	19,802	12,312	17,437	15,162
Jun 21	14,326	20,097	12,399	17,655	15,198
Jul 21	14,408	20,457	12,537	17,936	15,309
Aug 21	14,654	20,966	12,514	18,238	15,432
Sep 21	14,219	20,096	12,405	17,661	15,112
Oct 21	14,551	21,234	12,402	18,359	15,292
Nov 21	14,314	20,769	12,439	18,094	14,983
Dec 21	14,737	21,656	12,407	18,622	15,694
Jan 22	14,229	20,511	12,139	17,812	15,425
Feb 22	13,839	19,992	12,004	17,437	15,244
Mar 22	13,899	20,540	11,670	17,626	15,332
Apr 22	13,111	18,834	11,228	16,401	14,801
May 22	12,990	18,848	11,300	16,441	14,898
Jun 22	12,067	17,216	11,123	15,367	13,909
Jul 22	12,772	18,583	11,395	16,333	14,500
Aug 22	12,381	17,806	11,073	15,717	14,042
Sep 22	11,429	16,150	10,594	14,490	13,232
Oct 22	11,854	17,310	10,457	15,163	13,898
Nov 22	12,448	18,514	10,841	16,068	14,604
Dec 22	12,161	17,728	10,793	15,568	14,454
Jan 23	12,855	18,982	11,125	16,483	14,930
Feb 23	12,538	18,526	10,837	16,078	14,588
Mar 23	12,623	19,098	11,112	16,548	14,833
Apr 23	12,813	19,433	11,180	16,781	15,044
May 23	12,608	19,239	11,058	16,609	14,639
Jun 23	12,982	20,402	11,018	17,295	15,120
Jul 23	13,288	21,088	11,011	17,698	15,491
Aug 23	13,091	20,584	10,940	17,368	15,334
Sep 23	12,777	19,696	10,662	16,711	15,028
Oct 23	12,557	19,125	10,494	16,293	14,665
Nov 23	13,328	20,918	10,969	17,583	15,474
Dec 23	13,849	21,944	11,389	18,389	16,093
Jan 24	13,921	22,208	11,358	18,529	16,136
Feb 24	14,148	23,149	11,198	19,000	16,227
Mar 24	14,471	23,893	11,301	19,480	16,655
Apr 24	14,135	23,006	11,015	18,826	16,339
May 24	14,469	24,033	11,202	19,510	16,670
Jun 24	14,608	24,522	11,308	19,843	16,623
Jul 24	14,897	24,954	11,572	20,227	17,191

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	Since Fund Inception
Investor A Shares ...
	12.10%	3.99%	4.76%
Investor A Shares (with sales charge)...
	6.22	2.88	4.18
MSCI World Index...
	18.34	12.06	9.84
Bloomberg U.S. Aggregate Bond Index...
	5.10	0.19	1.51
70% MSCI World Index/ 30% Bloomberg U.S. Aggregate Bond Index...
	14.29	8.63	7.50
50% MSCI World High Dividend Index/50% Bloomberg U.S. High Yield 2% Issuer Capped Index...
	10.98	5.92	5.72

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 1,088,211,542
Holdings Count | Holding	1,762
Advisory Fees Paid, Amount	$ 5,154,077
InvestmentCompanyPortfolioTurnover	109.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$1,088,211,542
Number of Portfolio Holdings...
1,762
Net Investment Advisory Fees...
$5,154,077
Portfolio Turnover Rate...
109%

Holdings [Text Block]

Ten largest holdings

Portfolio composition

Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Core Dividend Growth ETF...
11.0%
iShares International Dividend Growth ETF...
2.9
BlackRock Floating Rate Income Portfolio, Class K Shares...
1.6
Barclays Bank plc (Microsoft Corp.), 12.57%, 09/13/24...
1.4
Wells Fargo & Co. (Apple, Inc.), 11.53%, 08/01/24...
1.3
BNP Paribas SA (Amazon.com, Inc.), 15.37%, 08/05/24...
1.1
Barclays Bank plc (Alphabet, Inc.), 15.19%, 09/06/24...
0.6
U.S. Treasury Inflation Linked Notes, 0.25%, 01/15/25...
0.5
U.S. Treasury Inflation Linked Bonds, 2.38%, 01/15/25...
0.5
Nomura Holdings, Inc. (NVIDIA Corp.), 39.84%, 08/23/24...
0.5
Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Equity-Linked Notes...
27.0%
Common Stocks...
18.7
Asset-Backed Securities...
16.1
Investment Companies...
15.4
Floating Rate Loan Interests...
9.2
Corporate Bonds...
7.9
Non-Agency Mortgage-Backed Securities...
2.8
Foreign Government Obligations...
1.2
U.S. Treasury Obligations...
1.1
Foreign Agency Obligations...
0.5
OtherFootnote Reference(b)...
0.1
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.

C000146952
Shareholder Report [Line Items]
Fund Name	BlackRock Dynamic High Income Portfolio
Class Name	Investor C Shares
Trading Symbol	BDHCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Dynamic High Income Portfolio (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$175	1.65%

Expenses Paid, Amount	$ 175
Expense Ratio, Percent	1.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  Global equities delivered solid gains amid resilient growth data and signs of slowing inflation.

  The fixed-income markets produced positive returns during the reporting period, with income making a sizable contribution. Securities with lower interest rate risk generally outperformed as investors lowered their expectations for the number of interest rate cuts the U.S. Federal Reserve was likely to enact in 2024.

What contributed to performance?

Global equities were the largest contributor, followed by covered calls, collateralized loan obligations, and high yield bonds. Smaller positions in bank loans, mortgage-backed securities, and preferred stock also contributed meaningfully. Other areas that contributed, although to a lesser extent, included cash and currency management, global real estate investment trusts, emerging market debt, and infrastructure equities. The Fund’s cash position had no material impact on performance.

What detracted from performance?

The Fund’s duration management strategies modestly weighed on returns. (Duration is a measure of interest rate sensitivity.)

The Fund utilized derivatives as part of its investment strategy. In addition to using U.S. Treasury futures to manage duration positioning, the Fund held equity futures, equity options and currency futures to adjust its risk profile. Additionally, it used equity covered calls to provide an alternative source of income. The effect of holding Treasury futures and currency futures detracted, while equity futures, equity options, and covered calls were beneficial.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: November 3, 2014 through July 31, 2024

Initial investment of $10,000

	Investor C Shares	MSCI World Index	Bloomberg U.S. Aggregate Bond Index	70% MSCI World Index/ 30% Bloomberg U.S. Aggregate Bond Index	50% MSCI World High Dividend Index/50% Bloomberg U.S. High Yield 2% Issuer Capped Index
Nov 14	10,155	10,254	10,078	10,201	10,064
Dec 14	10,006	10,089	10,087	10,089	9,859
Jan 15	10,052	9,906	10,299	10,025	9,831
Feb 15	10,424	10,487	10,202	10,407	10,154
Mar 15	10,441	10,322	10,249	10,308	9,995
Apr 15	10,413	10,564	10,213	10,466	10,233
May 15	10,458	10,601	10,188	10,484	10,208
Jun 15	10,180	10,354	10,077	10,279	9,953
Jul 15	10,284	10,540	10,147	10,429	10,008
Aug 15	9,827	9,843	10,132	9,942	9,619
Sep 15	9,525	9,480	10,201	9,705	9,373
Oct 15	9,959	10,231	10,203	10,244	9,864
Nov 15	9,945	10,180	10,176	10,200	9,681
Dec 15	9,754	10,001	10,143	10,065	9,490
Jan 16	9,332	9,403	10,282	9,685	9,249
Feb 16	9,195	9,333	10,355	9,655	9,308
Mar 16	9,657	9,966	10,450	10,140	9,829
Apr 16	9,809	10,124	10,491	10,264	10,121
May 16	9,944	10,181	10,493	10,305	10,153
Jun 16	9,867	10,067	10,682	10,280	10,247
Jul 16	10,233	10,492	10,749	10,604	10,510
Aug 16	10,315	10,501	10,737	10,606	10,591
Sep 16	10,326	10,556	10,731	10,644	10,664
Oct 16	10,235	10,352	10,649	10,475	10,526
Nov 16	10,255	10,501	10,397	10,506	10,493
Dec 16	10,471	10,752	10,411	10,687	10,742
Jan 17	10,666	11,012	10,432	10,874	10,892
Feb 17	10,866	11,317	10,502	11,107	11,137
Mar 17	10,930	11,438	10,496	11,188	11,204
Apr 17	11,080	11,607	10,577	11,330	11,304
May 17	11,144	11,853	10,659	11,524	11,509
Jun 17	11,205	11,898	10,648	11,551	11,505
Jul 17	11,375	12,183	10,694	11,760	11,664
Aug 17	11,373	12,200	10,790	11,803	11,671
Sep 17	11,525	12,474	10,738	11,971	11,873
Oct 17	11,649	12,710	10,745	12,132	11,919
Nov 17	11,738	12,985	10,731	12,311	12,037
Dec 17	11,880	13,161	10,780	12,445	12,108
Jan 18	12,162	13,856	10,656	12,862	12,370
Feb 18	11,754	13,282	10,555	12,452	12,010
Mar 18	11,620	12,992	10,623	12,286	11,869
Apr 18	11,687	13,141	10,544	12,357	11,952
May 18	11,733	13,224	10,619	12,438	11,877
Jun 18	11,681	13,217	10,606	12,429	11,917
Jul 18	11,968	13,630	10,608	12,702	12,202
Aug 18	12,026	13,799	10,677	12,836	12,251
Sep 18	12,027	13,876	10,608	12,862	12,345
Oct 18	11,502	12,857	10,524	12,170	11,964
Nov 18	11,557	13,003	10,587	12,289	12,064
Dec 18	10,943	12,014	10,781	11,702	11,531
Jan 19	11,680	12,949	10,896	12,377	12,119
Feb 19	11,857	13,338	10,890	12,635	12,407
Mar 19	12,019	13,514	11,099	12,824	12,545
Apr 19	12,264	13,993	11,101	13,144	12,735
May 19	11,997	13,185	11,299	12,683	12,364
Jun 19	12,424	14,054	11,440	13,316	12,901
Jul 19	12,469	14,124	11,466	13,370	12,896
Aug 19	12,417	13,835	11,763	13,283	12,818
Sep 19	12,548	14,129	11,700	13,460	13,059
Oct 19	12,623	14,489	11,735	13,712	13,235
Nov 19	12,732	14,892	11,729	13,977	13,354
Dec 19	12,989	15,339	11,721	14,267	13,691
Jan 20	12,979	15,245	11,947	14,289	13,504
Feb 20	12,387	13,957	12,162	13,520	12,793
Mar 20	10,474	12,110	12,090	12,244	11,323
Apr 20	11,275	13,432	12,305	13,245	12,037
May 20	11,686	14,081	12,362	13,712	12,425
Jun 20	11,809	14,454	12,440	13,992	12,525
Jul 20	12,231	15,145	12,626	14,523	12,972
Aug 20	12,490	16,157	12,524	15,167	13,247
Sep 20	12,323	15,600	12,517	14,798	13,010
Oct 20	12,163	15,121	12,461	14,461	12,834
Nov 20	13,030	17,055	12,584	15,798	13,841
Dec 20	13,438	17,778	12,601	16,273	14,194
Jan 21	13,399	17,601	12,511	16,125	14,125
Feb 21	13,523	18,052	12,330	16,344	14,241
Mar 21	13,749	18,653	12,176	16,663	14,691
Apr 21	14,143	19,521	12,272	17,246	14,926
May 21	14,259	19,802	12,312	17,437	15,162
Jun 21	14,382	20,097	12,399	17,655	15,198
Jul 21	14,441	20,457	12,537	17,936	15,309
Aug 21	14,693	20,966	12,514	18,238	15,432
Sep 21	14,247	20,096	12,405	17,661	15,112
Oct 21	14,557	21,234	12,402	18,359	15,292
Nov 21	14,324	20,769	12,439	18,094	14,983
Dec 21	14,738	21,656	12,407	18,622	15,694
Jan 22	14,207	20,511	12,139	17,812	15,425
Feb 22	13,808	19,992	12,004	17,437	15,244
Mar 22	13,874	20,540	11,670	17,626	15,332
Apr 22	13,078	18,834	11,228	16,401	14,801
May 22	12,949	18,848	11,300	16,441	14,898
Jun 22	12,021	17,216	11,123	15,367	13,909
Jul 22	12,717	18,583	11,395	16,333	14,500
Aug 22	12,318	17,806	11,073	15,717	14,042
Sep 22	11,363	16,150	10,594	14,490	13,232
Oct 22	11,778	17,310	10,457	15,163	13,898
Nov 22	12,367	18,514	10,841	16,068	14,604
Dec 22	12,082	17,728	10,793	15,568	14,454
Jan 23	12,772	18,982	11,125	16,483	14,930
Feb 23	12,457	18,526	10,837	16,078	14,588
Mar 23	12,541	19,098	11,112	16,548	14,833
Apr 23	12,730	19,433	11,180	16,781	15,044
May 23	12,527	19,239	11,058	16,609	14,639
Jun 23	12,898	20,402	11,018	17,295	15,120
Jul 23	13,202	21,088	11,011	17,698	15,491
Aug 23	13,006	20,584	10,940	17,368	15,334
Sep 23	12,694	19,696	10,662	16,711	15,028
Oct 23	12,476	19,125	10,494	16,293	14,665
Nov 23	13,241	20,918	10,969	17,583	15,474
Dec 23	13,759	21,944	11,389	18,389	16,093
Jan 24	13,831	22,208	11,358	18,529	16,136
Feb 24	14,056	23,149	11,198	19,000	16,227
Mar 24	14,377	23,893	11,301	19,480	16,655
Apr 24	14,044	23,006	11,015	18,826	16,339
May 24	14,376	24,033	11,202	19,510	16,670
Jun 24	14,514	24,522	11,308	19,843	16,623
Jul 24	14,800	24,954	11,572	20,227	17,191

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	Since Fund Inception
Investor C Shares ...
	11.29%	3.23%	4.11%
Investor C Shares (with sales charge)...
	10.29	3.23	4.11
MSCI World Index...
	18.34	12.06	9.84
Bloomberg U.S. Aggregate Bond Index...
	5.10	0.19	1.51
70% MSCI World Index/ 30% Bloomberg U.S. Aggregate Bond Index...
	14.29	8.63	7.50
50% MSCI World High Dividend Index/50% Bloomberg U.S. High Yield 2% Issuer Capped Index...
	10.98	5.92	5.72

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 1,088,211,542
Holdings Count | Holding	1,762
Advisory Fees Paid, Amount	$ 5,154,077
InvestmentCompanyPortfolioTurnover	109.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$1,088,211,542
Number of Portfolio Holdings...
1,762
Net Investment Advisory Fees...
$5,154,077
Portfolio Turnover Rate...
109%

Holdings [Text Block]

Ten largest holdings

Portfolio composition

Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Core Dividend Growth ETF...
11.0%
iShares International Dividend Growth ETF...
2.9
BlackRock Floating Rate Income Portfolio, Class K Shares...
1.6
Barclays Bank plc (Microsoft Corp.), 12.57%, 09/13/24...
1.4
Wells Fargo & Co. (Apple, Inc.), 11.53%, 08/01/24...
1.3
BNP Paribas SA (Amazon.com, Inc.), 15.37%, 08/05/24...
1.1
Barclays Bank plc (Alphabet, Inc.), 15.19%, 09/06/24...
0.6
U.S. Treasury Inflation Linked Notes, 0.25%, 01/15/25...
0.5
U.S. Treasury Inflation Linked Bonds, 2.38%, 01/15/25...
0.5
Nomura Holdings, Inc. (NVIDIA Corp.), 39.84%, 08/23/24...
0.5
Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Equity-Linked Notes...
27.0%
Common Stocks...
18.7
Asset-Backed Securities...
16.1
Investment Companies...
15.4
Floating Rate Loan Interests...
9.2
Corporate Bonds...
7.9
Non-Agency Mortgage-Backed Securities...
2.8
Foreign Government Obligations...
1.2
U.S. Treasury Obligations...
1.1
Foreign Agency Obligations...
0.5
OtherFootnote Reference(b)...
0.1
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.

C000166008
Shareholder Report [Line Items]
Fund Name	BlackRock Dynamic High Income Portfolio
Class Name	Class K Shares
Trading Symbol	BDHKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Dynamic High Income Portfolio (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$64	0.60%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  Global equities delivered solid gains amid resilient growth data and signs of slowing inflation.

  The fixed-income markets produced positive returns during the reporting period, with income making a sizable contribution. Securities with lower interest rate risk generally outperformed as investors lowered their expectations for the number of interest rate cuts the U.S. Federal Reserve was likely to enact in 2024.

What contributed to performance?

Global equities were the largest contributor, followed by covered calls, collateralized loan obligations, and high yield bonds. Smaller positions in bank loans, mortgage-backed securities, and preferred stock also contributed meaningfully. Other areas that contributed, although to a lesser extent, included cash and currency management, global real estate investment trusts, emerging market debt, and infrastructure equities. The Fund’s cash position had no material impact on performance.

What detracted from performance?

The Fund’s duration management strategies modestly weighed on returns. (Duration is a measure of interest rate sensitivity.)

The Fund utilized derivatives as part of its investment strategy. In addition to using U.S. Treasury futures to manage duration positioning, the Fund held equity futures, equity options and currency futures to adjust its risk profile. Additionally, it used equity covered calls to provide an alternative source of income. The effect of holding Treasury futures and currency futures detracted, while equity futures, equity options, and covered calls were beneficial.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: November 3, 2014 through July 31, 2024

Initial investment of $10,000

	Class K Shares	MSCI World Index	Bloomberg U.S. Aggregate Bond Index	70% MSCI World Index/ 30% Bloomberg U.S. Aggregate Bond Index	50% MSCI World High Dividend Index/50% Bloomberg U.S. High Yield 2% Issuer Capped Index
Nov 14	10,157	10,254	10,078	10,201	10,064
Dec 14	10,026	10,089	10,087	10,089	9,859
Jan 15	10,080	9,906	10,299	10,025	9,831
Feb 15	10,462	10,487	10,202	10,407	10,154
Mar 15	10,489	10,322	10,249	10,308	9,995
Apr 15	10,460	10,564	10,213	10,466	10,233
May 15	10,523	10,601	10,188	10,484	10,208
Jun 15	10,242	10,354	10,077	10,279	9,953
Jul 15	10,367	10,540	10,147	10,429	10,008
Aug 15	9,905	9,843	10,132	9,942	9,619
Sep 15	9,620	9,480	10,201	9,705	9,373
Oct 15	10,066	10,231	10,203	10,244	9,864
Nov 15	10,060	10,180	10,176	10,200	9,681
Dec 15	9,875	10,001	10,143	10,065	9,490
Jan 16	9,457	9,403	10,282	9,685	9,249
Feb 16	9,325	9,333	10,355	9,655	9,308
Mar 16	9,801	9,966	10,450	10,140	9,829
Apr 16	9,965	10,124	10,491	10,264	10,121
May 16	10,110	10,181	10,493	10,305	10,153
Jun 16	10,041	10,067	10,682	10,280	10,247
Jul 16	10,421	10,492	10,749	10,604	10,510
Aug 16	10,515	10,501	10,737	10,606	10,591
Sep 16	10,535	10,556	10,731	10,644	10,664
Oct 16	10,452	10,352	10,649	10,475	10,526
Nov 16	10,480	10,501	10,397	10,506	10,493
Dec 16	10,711	10,752	10,411	10,687	10,742
Jan 17	10,919	11,012	10,432	10,874	10,892
Feb 17	11,145	11,317	10,502	11,107	11,137
Mar 17	11,221	11,438	10,496	11,188	11,204
Apr 17	11,373	11,607	10,577	11,330	11,304
May 17	11,448	11,853	10,659	11,524	11,509
Jun 17	11,520	11,898	10,648	11,551	11,505
Jul 17	11,705	12,183	10,694	11,760	11,664
Aug 17	11,714	12,200	10,790	11,803	11,671
Sep 17	11,881	12,474	10,738	11,971	11,873
Oct 17	12,019	12,710	10,745	12,132	11,919
Nov 17	12,121	12,985	10,731	12,311	12,037
Dec 17	12,278	13,161	10,780	12,445	12,108
Jan 18	12,581	13,856	10,656	12,862	12,370
Feb 18	12,169	13,282	10,555	12,452	12,010
Mar 18	12,054	12,992	10,623	12,286	11,869
Apr 18	12,121	13,141	10,544	12,357	11,952
May 18	12,192	13,224	10,619	12,438	11,877
Jun 18	12,148	13,217	10,606	12,429	11,917
Jul 18	12,457	13,630	10,608	12,702	12,202
Aug 18	12,529	13,799	10,677	12,836	12,251
Sep 18	12,541	13,876	10,608	12,862	12,345
Oct 18	11,992	12,857	10,524	12,170	11,964
Nov 18	12,073	13,003	10,587	12,289	12,064
Dec 18	11,430	12,014	10,781	11,702	11,531
Jan 19	12,210	12,949	10,896	12,377	12,119
Feb 19	12,404	13,338	10,890	12,635	12,407
Mar 19	12,585	13,514	11,099	12,824	12,545
Apr 19	12,852	13,993	11,101	13,144	12,735
May 19	12,584	13,185	11,299	12,683	12,364
Jun 19	13,056	14,054	11,440	13,316	12,901
Jul 19	13,115	14,124	11,466	13,370	12,896
Aug 19	13,058	13,835	11,763	13,283	12,818
Sep 19	13,206	14,129	11,700	13,460	13,059
Oct 19	13,297	14,489	11,735	13,712	13,235
Nov 19	13,423	14,892	11,729	13,977	13,354
Dec 19	13,706	15,339	11,721	14,267	13,691
Jan 20	13,707	15,245	11,947	14,289	13,504
Feb 20	13,109	13,957	12,162	13,520	12,793
Mar 20	11,085	12,110	12,090	12,244	11,323
Apr 20	11,941	13,432	12,305	13,245	12,037
May 20	12,386	14,081	12,362	13,712	12,425
Jun 20	12,527	14,454	12,440	13,992	12,525
Jul 20	13,001	15,145	12,626	14,523	12,972
Aug 20	13,272	16,157	12,524	15,167	13,247
Sep 20	13,107	15,600	12,517	14,798	13,010
Oct 20	12,948	15,121	12,461	14,461	12,834
Nov 20	13,897	17,055	12,584	15,798	13,841
Dec 20	14,329	17,778	12,601	16,273	14,194
Jan 21	14,314	17,601	12,511	16,125	14,125
Feb 21	14,459	18,052	12,330	16,344	14,241
Mar 21	14,698	18,653	12,176	16,663	14,691
Apr 21	15,131	19,521	12,272	17,246	14,926
May 21	15,284	19,802	12,312	17,437	15,162
Jun 21	15,413	20,097	12,399	17,655	15,198
Jul 21	15,506	20,457	12,537	17,936	15,309
Aug 21	15,774	20,966	12,514	18,238	15,432
Sep 21	15,309	20,096	12,405	17,661	15,112
Oct 21	15,671	21,234	12,402	18,359	15,292
Nov 21	15,419	20,769	12,439	18,094	14,983
Dec 21	15,879	21,656	12,407	18,622	15,694
Jan 22	15,336	20,511	12,139	17,812	15,425
Feb 22	14,919	19,992	12,004	17,437	15,244
Mar 22	14,988	20,540	11,670	17,626	15,332
Apr 22	14,157	18,834	11,228	16,401	14,801
May 22	14,014	18,848	11,300	16,441	14,898
Jun 22	13,022	17,216	11,123	15,367	13,909
Jul 22	13,786	18,583	11,395	16,333	14,500
Aug 22	13,367	17,806	11,073	15,717	14,042
Sep 22	12,343	16,150	10,594	14,490	13,232
Oct 22	12,804	17,310	10,457	15,163	13,898
Nov 22	13,449	18,514	10,841	16,068	14,604
Dec 22	13,143	17,728	10,793	15,568	14,454
Jan 23	13,896	18,982	11,125	16,483	14,930
Feb 23	13,557	18,526	10,837	16,078	14,588
Mar 23	13,652	19,098	11,112	16,548	14,833
Apr 23	13,878	19,433	11,180	16,781	15,044
May 23	13,643	19,239	11,058	16,609	14,639
Jun 23	14,051	20,402	11,018	17,295	15,120
Jul 23	14,386	21,088	11,011	17,698	15,491
Aug 23	14,176	20,584	10,940	17,368	15,334
Sep 23	13,839	19,696	10,662	16,711	15,028
Oct 23	13,605	19,125	10,494	16,293	14,665
Nov 23	14,443	20,918	10,969	17,583	15,474
Dec 23	15,029	21,944	11,389	18,389	16,093
Jan 24	15,093	22,208	11,358	18,529	16,136
Feb 24	15,343	23,149	11,198	19,000	16,227
Mar 24	15,697	23,893	11,301	19,480	16,655
Apr 24	15,355	23,006	11,015	18,826	16,339
May 24	15,703	24,033	11,202	19,510	16,670
Jun 24	15,876	24,522	11,308	19,843	16,623
Jul 24	16,175	24,954	11,572	20,227	17,191

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	Since Fund Inception
Class K Shares ...
	12.43%	4.28%	5.06%
MSCI World Index...
	18.34	12.06	9.84
Bloomberg U.S. Aggregate Bond Index...
	5.10	0.19	1.51
70% MSCI World Index/ 30% Bloomberg U.S. Aggregate Bond Index...
	14.29	8.63	7.50
50% MSCI World High Dividend Index/50% Bloomberg U.S. High Yield 2% Issuer Capped Index...
	10.98	5.92	5.72

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 1,088,211,542
Holdings Count | Holding	1,762
Advisory Fees Paid, Amount	$ 5,154,077
InvestmentCompanyPortfolioTurnover	109.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$1,088,211,542
Number of Portfolio Holdings...
1,762
Net Investment Advisory Fees...
$5,154,077
Portfolio Turnover Rate...
109%

Holdings [Text Block]

Ten largest holdings

Portfolio composition

Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Core Dividend Growth ETF...
11.0%
iShares International Dividend Growth ETF...
2.9
BlackRock Floating Rate Income Portfolio, Class K Shares...
1.6
Barclays Bank plc (Microsoft Corp.), 12.57%, 09/13/24...
1.4
Wells Fargo & Co. (Apple, Inc.), 11.53%, 08/01/24...
1.3
BNP Paribas SA (Amazon.com, Inc.), 15.37%, 08/05/24...
1.1
Barclays Bank plc (Alphabet, Inc.), 15.19%, 09/06/24...
0.6
U.S. Treasury Inflation Linked Notes, 0.25%, 01/15/25...
0.5
U.S. Treasury Inflation Linked Bonds, 2.38%, 01/15/25...
0.5
Nomura Holdings, Inc. (NVIDIA Corp.), 39.84%, 08/23/24...
0.5
Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Equity-Linked Notes...
27.0%
Common Stocks...
18.7
Asset-Backed Securities...
16.1
Investment Companies...
15.4
Floating Rate Loan Interests...
9.2
Corporate Bonds...
7.9
Non-Agency Mortgage-Backed Securities...
2.8
Foreign Government Obligations...
1.2
U.S. Treasury Obligations...
1.1
Foreign Agency Obligations...
0.5
OtherFootnote Reference(b)...
0.1
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.

C000058061
Shareholder Report [Line Items]
Fund Name	BlackRock Multi-Asset Income Portfolio
Class Name	Institutional Shares
Trading Symbol	BIICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Multi-Asset Income Portfolio (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$59	0.56%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  Global equities delivered solid gains amid resilient growth data and signs of slowing inflation.

  The fixed-income markets produced positive returns during the reporting period, with income making a sizable contribution. Securities with lower interest rate risk generally outperformed as investors lowered their expectations for the number of interest rate cuts the U.S. Federal Reserve was likely to enact in 2024.

What contributed to performance?

Global equities were the largest contributor, followed by high yield bonds, collateralized loan obligations, and covered calls. Smaller positions in mortgage-backed securities, preferred stocks, bank loans, and infrastructure equities also contributed meaningfully. Other areas that contributed, although to a lesser extent, included cash and currency management, global real estate investment trusts, and emerging market debt.

The Fund’s cash position was modestly elevated at the close of the period, as the investment adviser was judicious in managing the Fund’s overall level of risk given attractive cash yields and the long period of strong market performance. The cash position did not have a meaningful impact on results.

What detracted from performance?

The Fund’s duration management strategies modestly weighed on returns. (Duration is a measure of interest rate sensitivity.) After reducing the Fund’s duration to a historic low in 2021, the investment advisor began adding back to duration for ballast as interest rates normalized.

The Fund utilized derivatives as part of its investment strategy. In addition to using U.S. Treasury futures to manage duration positioning, the Fund held equity futures, equity options and currency futures to adjust its risk profile. Additionally, it used equity covered calls to provide an alternative source of income. The effect of holding Treasury futures and currency futures detracted, while equity futures, equity options, and covered calls were beneficial.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: August 1, 2014 through July 31, 2024

Initial investment of $10,000

	Institutional Shares	Bloomberg U.S. Aggregate Bond Index	MSCI World Index	50% MSCI World Index/50% Bloomberg U.S. Aggregate Bond Index
Aug 14	10,160	10,110	10,220	10,165
Sep 14	9,979	10,042	9,943	9,993
Oct 14	10,053	10,140	10,007	10,074
Nov 14	10,145	10,212	10,208	10,211
Dec 14	10,055	10,222	10,043	10,133
Jan 15	10,079	10,436	9,861	10,148
Feb 15	10,278	10,338	10,439	10,397
Mar 15	10,231	10,386	10,276	10,340
Apr 15	10,280	10,349	10,517	10,443
May 15	10,295	10,324	10,553	10,448
Jun 15	10,142	10,211	10,307	10,270
Jul 15	10,194	10,282	10,492	10,398
Aug 15	9,946	10,268	9,798	10,046
Sep 15	9,803	10,337	9,437	9,895
Oct 15	10,065	10,339	10,185	10,288
Nov 15	10,021	10,311	10,134	10,249
Dec 15	9,920	10,278	9,956	10,142
Jan 16	9,716	10,420	9,360	9,908
Feb 16	9,674	10,494	9,290	9,907
Mar 16	9,982	10,590	9,921	10,288
Apr 16	10,114	10,630	10,078	10,389
May 16	10,189	10,633	10,135	10,420
Jun 16	10,216	10,824	10,021	10,455
Jul 16	10,448	10,893	10,444	10,709
Aug 16	10,510	10,880	10,453	10,707
Sep 16	10,528	10,874	10,509	10,733
Oct 16	10,475	10,791	10,305	10,588
Nov 16	10,445	10,535	10,453	10,539
Dec 16	10,586	10,550	10,703	10,672
Jan 17	10,725	10,571	10,962	10,812
Feb 17	10,853	10,642	11,266	10,998
Mar 17	10,897	10,636	11,386	11,054
Apr 17	11,023	10,719	11,554	11,178
May 17	11,109	10,801	11,799	11,339
Jun 17	11,162	10,790	11,844	11,355
Jul 17	11,274	10,837	12,128	11,516
Aug 17	11,286	10,934	12,145	11,575
Sep 17	11,351	10,882	12,417	11,678
Oct 17	11,420	10,888	12,652	11,792
Nov 17	11,455	10,874	12,926	11,912
Dec 17	11,541	10,924	13,101	12,020
Jan 18	11,675	10,798	13,793	12,268
Feb 18	11,463	10,696	13,221	11,955
Mar 18	11,385	10,764	12,933	11,863
Apr 18	11,428	10,684	13,082	11,887
May 18	11,433	10,761	13,164	11,967
Jun 18	11,397	10,747	13,158	11,957
Jul 18	11,584	10,750	13,568	12,145
Aug 18	11,635	10,819	13,736	12,259
Sep 18	11,649	10,749	13,813	12,254
Oct 18	11,395	10,664	12,799	11,756
Nov 18	11,413	10,728	12,944	11,858
Dec 18	11,127	10,925	11,960	11,516
Jan 19	11,603	11,041	12,890	12,025
Feb 19	11,740	11,035	13,278	12,202
Mar 19	11,903	11,247	13,452	12,399
Apr 19	12,033	11,250	13,929	12,621
May 19	11,957	11,449	13,126	12,369
Jun 19	12,220	11,593	13,991	12,854
Jul 19	12,270	11,619	14,060	12,900
Aug 19	12,325	11,920	13,772	12,935
Sep 19	12,376	11,856	14,065	13,038
Oct 19	12,425	11,892	14,423	13,224
Nov 19	12,483	11,886	14,825	13,405
Dec 19	12,669	11,878	15,269	13,601
Jan 20	12,721	12,106	15,176	13,690
Feb 20	12,452	12,324	13,893	13,235
Mar 20	11,189	12,251	12,055	12,320
Apr 20	11,818	12,469	13,372	13,102
May 20	12,151	12,527	14,018	13,449
Jun 20	12,253	12,606	14,388	13,670
Jul 20	12,597	12,795	15,077	14,099
Aug 20	12,764	12,691	16,084	14,513
Sep 20	12,676	12,684	15,529	14,259
Oct 20	12,591	12,628	15,053	14,008
Nov 20	13,212	12,752	16,977	14,972
Dec 20	13,503	12,769	17,697	15,300
Jan 21	13,488	12,678	17,521	15,169
Feb 21	13,592	12,495	17,970	15,254
Mar 21	13,788	12,338	18,568	15,412
Apr 21	14,057	12,436	19,432	15,832
May 21	14,169	12,477	19,712	15,972
Jun 21	14,248	12,564	20,006	16,147
Jul 21	14,285	12,705	20,364	16,382
Aug 21	14,455	12,681	20,871	16,570
Sep 21	14,206	12,571	20,005	16,154
Oct 21	14,361	12,567	21,138	16,610
Nov 21	14,168	12,604	20,675	16,452
Dec 21	14,479	12,572	21,558	16,783
Jan 22	14,163	12,301	20,418	16,158
Feb 22	13,861	12,164	19,901	15,864
Mar 22	13,889	11,826	20,447	15,861
Apr 22	13,361	11,377	18,749	14,901
May 22	13,272	11,451	18,763	14,955
Jun 22	12,600	11,271	17,138	14,190
Jul 22	13,138	11,547	18,498	14,927
Aug 22	12,867	11,220	17,725	14,404
Sep 22	12,162	10,735	16,077	13,423
Oct 22	12,429	10,596	17,232	13,818
Nov 22	12,962	10,986	18,430	14,552
Dec 22	12,803	10,937	17,647	14,211
Jan 23	13,420	11,273	18,896	14,932
Feb 23	13,109	10,982	18,442	14,559
Mar 23	13,216	11,260	19,012	14,969
Apr 23	13,418	11,329	19,345	15,146
May 23	13,181	11,205	19,152	14,988
Jun 23	13,403	11,165	20,310	15,414
Jul 23	13,632	11,158	20,992	15,668
Aug 23	13,455	11,086	20,491	15,431
Sep 23	13,161	10,805	19,607	14,902
Oct 23	12,947	10,634	19,038	14,568
Nov 23	13,660	11,116	20,823	15,581
Dec 23	14,220	11,541	21,845	16,261
Jan 24	14,231	11,510	22,107	16,337
Feb 24	14,312	11,347	23,044	16,568
Mar 24	14,591	11,452	23,785	16,910
Apr 24	14,316	11,162	22,901	16,383
May 24	14,598	11,352	23,924	16,887
Jun 24	14,705	11,459	24,411	17,139
Jul 24	15,043	11,727	24,841	17,490

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Institutional Shares ...
	10.35%	4.16%	4.17%
Bloomberg U.S. Aggregate Bond Index...
	5.10	0.19	1.61
MSCI World Index...
	18.34	12.06	9.53
50% MSCI World Index/50% Bloomberg U.S. Aggregate Bond Index...
	11.63	6.28	5.75

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 10,945,854,606
Holdings Count | Holding	4,040
Advisory Fees Paid, Amount	$ 49,598,939
InvestmentCompanyPortfolioTurnover	83.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$10,945,854,606
Number of Portfolio Holdings...
4,040
Net Investment Advisory Fees...
$49,598,939
Portfolio Turnover Rate...
83%

Holdings [Text Block]

Ten largest holdings

Portfolio composition

Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Core Dividend Growth ETF...
5.3%
iShares iBoxx $ High Yield Corporate Bond ETF...
2.3
iShares Core S&P 500 ETF...
2.2
Barclays Bank plc (Microsoft Corp.), 12.57%, 09/13/24...
0.6
U.S. Treasury Inflation Linked Notes, 0.25%, 01/15/25...
0.6
Wells Fargo & Co. (Apple, Inc.), 11.53%, 08/01/24...
0.6
U.S. Treasury Inflation Linked Bonds, 2.38%, 01/15/25...
0.6
Microsoft Corp...
0.5
BNP Paribas SA (Amazon.com, Inc.), 15.37%, 08/05/24...
0.5
Sanofi SA...
0.3
Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Common Stocks...
24.6%
Corporate Bonds...
18.8
Asset-Backed Securities...
16.8
Equity-Linked Notes...
13.9
Investment Companies...
9.8
Floating Rate Loan Interests...
8.1
Non-Agency Mortgage-Backed Securities...
5.6
U.S. Treasury Obligations...
1.1
Foreign Agency Obligations...
0.5
Foreign Government Obligations...
0.5
OtherFootnote Reference(b)...
0.3
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.

C000058062
Shareholder Report [Line Items]
Fund Name	BlackRock Multi-Asset Income Portfolio
Class Name	Investor A Shares
Trading Symbol	BAICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Multi-Asset Income Portfolio (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$85	0.81%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  Global equities delivered solid gains amid resilient growth data and signs of slowing inflation.

  The fixed-income markets produced positive returns during the reporting period, with income making a sizable contribution. Securities with lower interest rate risk generally outperformed as investors lowered their expectations for the number of interest rate cuts the U.S. Federal Reserve was likely to enact in 2024.

What contributed to performance?

Global equities were the largest contributor, followed by high yield bonds, collateralized loan obligations, and covered calls. Smaller positions in mortgage-backed securities, preferred stocks, bank loans, and infrastructure equities also contributed meaningfully. Other areas that contributed, although to a lesser extent, included cash and currency management, global real estate investment trusts, and emerging market debt.

The Fund’s cash position was modestly elevated at the close of the period, as the investment adviser was judicious in managing the Fund’s overall level of risk given attractive cash yields and the long period of strong market performance. The cash position did not have a meaningful impact on results.

What detracted from performance?

The Fund’s duration management strategies modestly weighed on returns. (Duration is a measure of interest rate sensitivity.) After reducing the Fund’s duration to a historic low in 2021, the investment advisor began adding back to duration for ballast as interest rates normalized.

The Fund utilized derivatives as part of its investment strategy. In addition to using U.S. Treasury futures to manage duration positioning, the Fund held equity futures, equity options and currency futures to adjust its risk profile. Additionally, it used equity covered calls to provide an alternative source of income. The effect of holding Treasury futures and currency futures detracted, while equity futures, equity options, and covered calls were beneficial.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: August 1, 2014 through July 31, 2024

Initial investment of $10,000

	Investor A Shares	Bloomberg U.S. Aggregate Bond Index	MSCI World Index	50% MSCI World Index/50% Bloomberg U.S. Aggregate Bond Index
Aug 14	9,633	10,110	10,220	10,165
Sep 14	9,460	10,042	9,943	9,993
Oct 14	9,527	10,140	10,007	10,074
Nov 14	9,604	10,212	10,208	10,211
Dec 14	9,525	10,222	10,043	10,133
Jan 15	9,546	10,436	9,861	10,148
Feb 15	9,733	10,338	10,439	10,397
Mar 15	9,686	10,386	10,276	10,340
Apr 15	9,731	10,349	10,517	10,443
May 15	9,743	10,324	10,553	10,448
Jun 15	9,587	10,211	10,307	10,270
Jul 15	9,643	10,282	10,492	10,398
Aug 15	9,406	10,268	9,798	10,046
Sep 15	9,269	10,337	9,437	9,895
Oct 15	9,506	10,339	10,185	10,288
Nov 15	9,471	10,311	10,134	10,249
Dec 15	9,373	10,278	9,956	10,142
Jan 16	9,178	10,420	9,360	9,908
Feb 16	9,137	10,494	9,290	9,907
Mar 16	9,426	10,590	9,921	10,288
Apr 16	9,549	10,630	10,078	10,389
May 16	9,618	10,633	10,135	10,420
Jun 16	9,641	10,824	10,021	10,455
Jul 16	9,858	10,893	10,444	10,709
Aug 16	9,914	10,880	10,453	10,707
Sep 16	9,929	10,874	10,509	10,733
Oct 16	9,878	10,791	10,305	10,588
Nov 16	9,846	10,535	10,453	10,539
Dec 16	9,978	10,550	10,703	10,672
Jan 17	10,097	10,571	10,962	10,812
Feb 17	10,216	10,642	11,266	10,998
Mar 17	10,265	10,636	11,386	11,054
Apr 17	10,372	10,719	11,554	11,178
May 17	10,450	10,801	11,799	11,339
Jun 17	10,508	10,790	11,844	11,355
Jul 17	10,602	10,837	12,128	11,516
Aug 17	10,621	10,934	12,145	11,575
Sep 17	10,679	10,882	12,417	11,678
Oct 17	10,742	10,888	12,652	11,792
Nov 17	10,772	10,874	12,926	11,912
Dec 17	10,851	10,924	13,101	12,020
Jan 18	10,976	10,798	13,793	12,268
Feb 18	10,764	10,696	13,221	11,955
Mar 18	10,698	10,764	12,933	11,863
Apr 18	10,736	10,684	13,082	11,887
May 18	10,738	10,761	13,164	11,967
Jun 18	10,702	10,747	13,158	11,957
Jul 18	10,876	10,750	13,568	12,145
Aug 18	10,922	10,819	13,736	12,259
Sep 18	10,932	10,749	13,813	12,254
Oct 18	10,692	10,664	12,799	11,756
Nov 18	10,706	10,728	12,944	11,858
Dec 18	10,435	10,925	11,960	11,516
Jan 19	10,879	11,041	12,890	12,025
Feb 19	10,996	11,035	13,278	12,202
Mar 19	11,157	11,247	13,452	12,399
Apr 19	11,277	11,250	13,929	12,621
May 19	11,203	11,449	13,126	12,369
Jun 19	11,447	11,593	13,991	12,854
Jul 19	11,491	11,619	14,060	12,900
Aug 19	11,530	11,920	13,772	12,935
Sep 19	11,585	11,856	14,065	13,038
Oct 19	11,619	11,892	14,423	13,224
Nov 19	11,681	11,886	14,825	13,405
Dec 19	11,853	11,878	15,269	13,601
Jan 20	11,899	12,106	15,176	13,690
Feb 20	11,644	12,324	13,893	13,235
Mar 20	10,460	12,251	12,055	12,320
Apr 20	11,047	12,469	13,372	13,102
May 20	11,344	12,527	14,018	13,449
Jun 20	11,448	12,606	14,388	13,670
Jul 20	11,768	12,795	15,077	14,099
Aug 20	11,921	12,691	16,084	14,513
Sep 20	11,826	12,684	15,529	14,259
Oct 20	11,744	12,628	15,053	14,008
Nov 20	12,333	12,752	16,977	14,972
Dec 20	12,602	12,769	17,697	15,300
Jan 21	12,574	12,678	17,521	15,169
Feb 21	12,680	12,495	17,970	15,254
Mar 21	12,848	12,338	18,568	15,412
Apr 21	13,108	12,436	19,432	15,832
May 21	13,199	12,477	19,712	15,972
Jun 21	13,270	12,564	20,006	16,147
Jul 21	13,312	12,705	20,364	16,382
Aug 21	13,468	12,681	20,871	16,570
Sep 21	13,222	12,571	20,005	16,154
Oct 21	13,375	12,567	21,138	16,610
Nov 21	13,180	12,604	20,675	16,452
Dec 21	13,467	12,572	21,558	16,783
Jan 22	13,170	12,301	20,418	16,158
Feb 22	12,886	12,164	19,901	15,864
Mar 22	12,910	11,826	20,447	15,861
Apr 22	12,427	11,377	18,749	14,901
May 22	12,342	11,451	18,763	14,955
Jun 22	11,714	11,271	17,138	14,190
Jul 22	12,211	11,547	18,498	14,927
Aug 22	11,957	11,220	17,725	14,404
Sep 22	11,299	10,735	16,077	13,423
Oct 22	11,544	10,596	17,232	13,818
Nov 22	12,037	10,986	18,430	14,552
Dec 22	11,887	10,937	17,647	14,211
Jan 23	12,458	11,273	18,896	14,932
Feb 23	12,166	10,982	18,442	14,559
Mar 23	12,263	11,260	19,012	14,969
Apr 23	12,436	11,329	19,345	15,146
May 23	12,225	11,205	19,152	14,988
Jun 23	12,429	11,165	20,310	15,414
Jul 23	12,639	11,158	20,992	15,668
Aug 23	12,472	11,086	20,491	15,431
Sep 23	12,197	10,805	19,607	14,902
Oct 23	11,996	10,634	19,038	14,568
Nov 23	12,654	11,116	20,823	15,581
Dec 23	13,171	11,541	21,845	16,261
Jan 24	13,178	11,510	22,107	16,337
Feb 24	13,250	11,347	23,044	16,568
Mar 24	13,506	11,452	23,785	16,910
Apr 24	13,248	11,162	22,901	16,383
May 24	13,506	11,352	23,924	16,887
Jun 24	13,603	11,459	24,411	17,139
Jul 24	13,913	11,727	24,841	17,490

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Investor A Shares ...
	10.08%	3.90%	3.92%
Investor A Shares (with sales charge)...
	4.30	2.79	3.36
Bloomberg U.S. Aggregate Bond Index...
	5.10	0.19	1.61
MSCI World Index...
	18.34	12.06	9.53
50% MSCI World Index/50% Bloomberg U.S. Aggregate Bond Index...
	11.63	6.28	5.75

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 10,945,854,606
Holdings Count | Holding	4,040
Advisory Fees Paid, Amount	$ 49,598,939
InvestmentCompanyPortfolioTurnover	83.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$10,945,854,606
Number of Portfolio Holdings...
4,040
Net Investment Advisory Fees...
$49,598,939
Portfolio Turnover Rate...
83%

Holdings [Text Block]

Ten largest holdings

Portfolio composition

Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Core Dividend Growth ETF...
5.3%
iShares iBoxx $ High Yield Corporate Bond ETF...
2.3
iShares Core S&P 500 ETF...
2.2
Barclays Bank plc (Microsoft Corp.), 12.57%, 09/13/24...
0.6
U.S. Treasury Inflation Linked Notes, 0.25%, 01/15/25...
0.6
Wells Fargo & Co. (Apple, Inc.), 11.53%, 08/01/24...
0.6
U.S. Treasury Inflation Linked Bonds, 2.38%, 01/15/25...
0.6
Microsoft Corp...
0.5
BNP Paribas SA (Amazon.com, Inc.), 15.37%, 08/05/24...
0.5
Sanofi SA...
0.3
Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Common Stocks...
24.6%
Corporate Bonds...
18.8
Asset-Backed Securities...
16.8
Equity-Linked Notes...
13.9
Investment Companies...
9.8
Floating Rate Loan Interests...
8.1
Non-Agency Mortgage-Backed Securities...
5.6
U.S. Treasury Obligations...
1.1
Foreign Agency Obligations...
0.5
Foreign Government Obligations...
0.5
OtherFootnote Reference(b)...
0.3
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.

C000058060
Shareholder Report [Line Items]
Fund Name	BlackRock Multi-Asset Income Portfolio
Class Name	Investor C Shares
Trading Symbol	BCICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Multi-Asset Income Portfolio (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$163	1.56%

Expenses Paid, Amount	$ 163
Expense Ratio, Percent	1.56%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  Global equities delivered solid gains amid resilient growth data and signs of slowing inflation.

  The fixed-income markets produced positive returns during the reporting period, with income making a sizable contribution. Securities with lower interest rate risk generally outperformed as investors lowered their expectations for the number of interest rate cuts the U.S. Federal Reserve was likely to enact in 2024.

What contributed to performance?

Global equities were the largest contributor, followed by high yield bonds, collateralized loan obligations, and covered calls. Smaller positions in mortgage-backed securities, preferred stocks, bank loans, and infrastructure equities also contributed meaningfully. Other areas that contributed, although to a lesser extent, included cash and currency management, global real estate investment trusts, and emerging market debt.

The Fund’s cash position was modestly elevated at the close of the period, as the investment adviser was judicious in managing the Fund’s overall level of risk given attractive cash yields and the long period of strong market performance. The cash position did not have a meaningful impact on results.

What detracted from performance?

The Fund’s duration management strategies modestly weighed on returns. (Duration is a measure of interest rate sensitivity.) After reducing the Fund’s duration to a historic low in 2021, the investment advisor began adding back to duration for ballast as interest rates normalized.

The Fund utilized derivatives as part of its investment strategy. In addition to using U.S. Treasury futures to manage duration positioning, the Fund held equity futures, equity options and currency futures to adjust its risk profile. Additionally, it used equity covered calls to provide an alternative source of income. The effect of holding Treasury futures and currency futures detracted, while equity futures, equity options, and covered calls were beneficial.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: August 1, 2014 through July 31, 2024

Initial investment of $10,000

	Investor C Shares	Bloomberg U.S. Aggregate Bond Index	MSCI World Index	50% MSCI World Index/50% Bloomberg U.S. Aggregate Bond Index
Aug 14	10,152	10,110	10,220	10,165
Sep 14	9,962	10,042	9,943	9,993
Oct 14	10,027	10,140	10,007	10,074
Nov 14	10,111	10,212	10,208	10,211
Dec 14	10,012	10,222	10,043	10,133
Jan 15	10,037	10,436	9,861	10,148
Feb 15	10,228	10,338	10,439	10,397
Mar 15	10,163	10,386	10,276	10,340
Apr 15	10,203	10,349	10,517	10,443
May 15	10,219	10,324	10,553	10,448
Jun 15	10,048	10,211	10,307	10,270
Jul 15	10,101	10,282	10,492	10,398
Aug 15	9,846	10,268	9,798	10,046
Sep 15	9,696	10,337	9,437	9,895
Oct 15	9,938	10,339	10,185	10,288
Nov 15	9,887	10,311	10,134	10,249
Dec 15	9,778	10,278	9,956	10,142
Jan 16	9,568	10,420	9,360	9,908
Feb 16	9,529	10,494	9,290	9,907
Mar 16	9,824	10,590	9,921	10,288
Apr 16	9,946	10,630	10,078	10,389
May 16	10,002	10,633	10,135	10,420
Jun 16	10,030	10,824	10,021	10,455
Jul 16	10,240	10,893	10,444	10,709
Aug 16	10,291	10,880	10,453	10,707
Sep 16	10,311	10,874	10,509	10,733
Oct 16	10,250	10,791	10,305	10,588
Nov 16	10,202	10,535	10,453	10,539
Dec 16	10,331	10,550	10,703	10,672
Jan 17	10,459	10,571	10,962	10,812
Feb 17	10,576	10,642	11,266	10,998
Mar 17	10,620	10,636	11,386	11,054
Apr 17	10,724	10,719	11,554	11,178
May 17	10,798	10,801	11,799	11,339
Jun 17	10,841	10,790	11,844	11,355
Jul 17	10,941	10,837	12,128	11,516
Aug 17	10,944	10,934	12,145	11,575
Sep 17	11,008	10,882	12,417	11,678
Oct 17	11,065	10,888	12,652	11,792
Nov 17	11,090	10,874	12,926	11,912
Dec 17	11,154	10,924	13,101	12,020
Jan 18	11,285	10,798	13,793	12,268
Feb 18	11,061	10,696	13,221	11,955
Mar 18	10,986	10,764	12,933	11,863
Apr 18	11,018	10,684	13,082	11,887
May 18	11,003	10,761	13,164	11,967
Jun 18	10,969	10,747	13,158	11,957
Jul 18	11,141	10,750	13,568	12,145
Aug 18	11,180	10,819	13,736	12,259
Sep 18	11,174	10,749	13,813	12,254
Oct 18	10,931	10,664	12,799	11,756
Nov 18	10,939	10,728	12,944	11,858
Dec 18	10,655	10,925	11,960	11,516
Jan 19	11,102	11,041	12,890	12,025
Feb 19	11,215	11,035	13,278	12,202
Mar 19	11,361	11,247	13,452	12,399
Apr 19	11,487	11,250	13,929	12,621
May 19	11,404	11,449	13,126	12,369
Jun 19	11,646	11,593	13,991	12,854
Jul 19	11,672	11,619	14,060	12,900
Aug 19	11,715	11,920	13,772	12,935
Sep 19	11,764	11,856	14,065	13,038
Oct 19	11,791	11,892	14,423	13,224
Nov 19	11,846	11,886	14,825	13,405
Dec 19	12,014	11,878	15,269	13,601
Jan 20	12,052	12,106	15,176	13,690
Feb 20	11,787	12,324	13,893	13,235
Mar 20	10,581	12,251	12,055	12,320
Apr 20	11,156	12,469	13,372	13,102
May 20	11,462	12,527	14,018	13,449
Jun 20	11,549	12,606	14,388	13,670
Jul 20	11,864	12,795	15,077	14,099
Aug 20	12,011	12,691	16,084	14,513
Sep 20	11,919	12,684	15,529	14,259
Oct 20	11,828	12,628	15,053	14,008
Nov 20	12,415	12,752	16,977	14,972
Dec 20	12,666	12,769	17,697	15,300
Jan 21	12,641	12,678	17,521	15,169
Feb 21	12,729	12,495	17,970	15,254
Mar 21	12,902	12,338	18,568	15,412
Apr 21	13,143	12,436	19,432	15,832
May 21	13,238	12,477	19,712	15,972
Jun 21	13,301	12,564	20,006	16,147
Jul 21	13,323	12,705	20,364	16,382
Aug 21	13,471	12,681	20,871	16,570
Sep 21	13,227	12,571	20,005	16,154
Oct 21	13,361	12,567	21,138	16,610
Nov 21	13,169	12,604	20,675	16,452
Dec 21	13,448	12,572	21,558	16,783
Jan 22	13,143	12,301	20,418	16,158
Feb 22	12,851	12,164	19,901	15,864
Mar 22	12,866	11,826	20,447	15,861
Apr 22	12,377	11,377	18,749	14,901
May 22	12,284	11,451	18,763	14,955
Jun 22	11,651	11,271	17,138	14,190
Jul 22	12,139	11,547	18,498	14,927
Aug 22	11,886	11,220	17,725	14,404
Sep 22	11,232	10,735	16,077	13,423
Oct 22	11,476	10,596	17,232	13,818
Nov 22	11,966	10,986	18,430	14,552
Dec 22	11,817	10,937	17,647	14,211
Jan 23	12,385	11,273	18,896	14,932
Feb 23	12,095	10,982	18,442	14,559
Mar 23	12,191	11,260	19,012	14,969
Apr 23	12,363	11,329	19,345	15,146
May 23	12,153	11,205	19,152	14,988
Jun 23	12,355	11,165	20,310	15,414
Jul 23	12,565	11,158	20,992	15,668
Aug 23	12,399	11,086	20,491	15,431
Sep 23	12,125	10,805	19,607	14,902
Oct 23	11,925	10,634	19,038	14,568
Nov 23	12,580	11,116	20,823	15,581
Dec 23	13,093	11,541	21,845	16,261
Jan 24	13,100	11,510	22,107	16,337
Feb 24	13,172	11,347	23,044	16,568
Mar 24	13,426	11,452	23,785	16,910
Apr 24	13,170	11,162	22,901	16,383
May 24	13,427	11,352	23,924	16,887
Jun 24	13,523	11,459	24,411	17,139
Jul 24	13,831	11,727	24,841	17,490

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Investor C Shares ...
	9.38%	3.14%	3.30%
Investor C Shares (with sales charge)...
	8.38	3.14	3.30
Bloomberg U.S. Aggregate Bond Index...
	5.10	0.19	1.61
MSCI World Index...
	18.34	12.06	9.53
50% MSCI World Index/50% Bloomberg U.S. Aggregate Bond Index...
	11.63	6.28	5.75

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 10,945,854,606
Holdings Count | Holding	4,040
Advisory Fees Paid, Amount	$ 49,598,939
InvestmentCompanyPortfolioTurnover	83.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$10,945,854,606
Number of Portfolio Holdings...
4,040
Net Investment Advisory Fees...
$49,598,939
Portfolio Turnover Rate...
83%

Holdings [Text Block]

Ten largest holdings

Portfolio composition

Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Core Dividend Growth ETF...
5.3%
iShares iBoxx $ High Yield Corporate Bond ETF...
2.3
iShares Core S&P 500 ETF...
2.2
Barclays Bank plc (Microsoft Corp.), 12.57%, 09/13/24...
0.6
U.S. Treasury Inflation Linked Notes, 0.25%, 01/15/25...
0.6
Wells Fargo & Co. (Apple, Inc.), 11.53%, 08/01/24...
0.6
U.S. Treasury Inflation Linked Bonds, 2.38%, 01/15/25...
0.6
Microsoft Corp...
0.5
BNP Paribas SA (Amazon.com, Inc.), 15.37%, 08/05/24...
0.5
Sanofi SA...
0.3
Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Common Stocks...
24.6%
Corporate Bonds...
18.8
Asset-Backed Securities...
16.8
Equity-Linked Notes...
13.9
Investment Companies...
9.8
Floating Rate Loan Interests...
8.1
Non-Agency Mortgage-Backed Securities...
5.6
U.S. Treasury Obligations...
1.1
Foreign Agency Obligations...
0.5
Foreign Government Obligations...
0.5
OtherFootnote Reference(b)...
0.3
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.

C000182622
Shareholder Report [Line Items]
Fund Name	BlackRock Multi-Asset Income Portfolio
Class Name	Class K Shares
Trading Symbol	BKMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Multi-Asset Income Portfolio (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$53	0.51%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  Global equities delivered solid gains amid resilient growth data and signs of slowing inflation.

  The fixed-income markets produced positive returns during the reporting period, with income making a sizable contribution. Securities with lower interest rate risk generally outperformed as investors lowered their expectations for the number of interest rate cuts the U.S. Federal Reserve was likely to enact in 2024.

What contributed to performance?

Global equities were the largest contributor, followed by high yield bonds, collateralized loan obligations, and covered calls. Smaller positions in mortgage-backed securities, preferred stocks, bank loans, and infrastructure equities also contributed meaningfully. Other areas that contributed, although to a lesser extent, included cash and currency management, global real estate investment trusts, and emerging market debt.

The Fund’s cash position was modestly elevated at the close of the period, as the investment adviser was judicious in managing the Fund’s overall level of risk given attractive cash yields and the long period of strong market performance. The cash position did not have a meaningful impact on results.

What detracted from performance?

The Fund’s duration management strategies modestly weighed on returns. (Duration is a measure of interest rate sensitivity.) After reducing the Fund’s duration to a historic low in 2021, the investment advisor began adding back to duration for ballast as interest rates normalized.

The Fund utilized derivatives as part of its investment strategy. In addition to using U.S. Treasury futures to manage duration positioning, the Fund held equity futures, equity options and currency futures to adjust its risk profile. Additionally, it used equity covered calls to provide an alternative source of income. The effect of holding Treasury futures and currency futures detracted, while equity futures, equity options, and covered calls were beneficial.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: August 1, 2014 through July 31, 2024

Initial investment of $10,000

	Class K Shares	Bloomberg U.S. Aggregate Bond Index	MSCI World Index	50% MSCI World Index/50% Bloomberg U.S. Aggregate Bond Index
Aug 14	10,160	10,110	10,220	10,165
Sep 14	9,979	10,042	9,943	9,993
Oct 14	10,053	10,140	10,007	10,074
Nov 14	10,145	10,212	10,208	10,211
Dec 14	10,055	10,222	10,043	10,133
Jan 15	10,079	10,436	9,861	10,148
Feb 15	10,278	10,338	10,439	10,397
Mar 15	10,231	10,386	10,276	10,340
Apr 15	10,280	10,349	10,517	10,443
May 15	10,295	10,324	10,553	10,448
Jun 15	10,142	10,211	10,307	10,270
Jul 15	10,194	10,282	10,492	10,398
Aug 15	9,946	10,268	9,798	10,046
Sep 15	9,803	10,337	9,437	9,895
Oct 15	10,065	10,339	10,185	10,288
Nov 15	10,021	10,311	10,134	10,249
Dec 15	9,920	10,278	9,956	10,142
Jan 16	9,716	10,420	9,360	9,908
Feb 16	9,674	10,494	9,290	9,907
Mar 16	9,982	10,590	9,921	10,288
Apr 16	10,114	10,630	10,078	10,389
May 16	10,189	10,633	10,135	10,420
Jun 16	10,216	10,824	10,021	10,455
Jul 16	10,448	10,893	10,444	10,709
Aug 16	10,510	10,880	10,453	10,707
Sep 16	10,528	10,874	10,509	10,733
Oct 16	10,475	10,791	10,305	10,588
Nov 16	10,445	10,535	10,453	10,539
Dec 16	10,586	10,550	10,703	10,672
Jan 17	10,725	10,571	10,962	10,812
Feb 17	10,842	10,642	11,266	10,998
Mar 17	10,896	10,636	11,386	11,054
Apr 17	11,013	10,719	11,554	11,178
May 17	11,099	10,801	11,799	11,339
Jun 17	11,152	10,790	11,844	11,355
Jul 17	11,265	10,837	12,128	11,516
Aug 17	11,278	10,934	12,145	11,575
Sep 17	11,353	10,882	12,417	11,678
Oct 17	11,423	10,888	12,652	11,792
Nov 17	11,458	10,874	12,926	11,912
Dec 17	11,534	10,924	13,101	12,020
Jan 18	11,680	10,798	13,793	12,268
Feb 18	11,457	10,696	13,221	11,955
Mar 18	11,391	10,764	12,933	11,863
Apr 18	11,433	10,684	13,082	11,887
May 18	11,428	10,761	13,164	11,967
Jun 18	11,403	10,747	13,158	11,957
Jul 18	11,592	10,750	13,568	12,145
Aug 18	11,643	10,819	13,736	12,259
Sep 18	11,647	10,749	13,813	12,254
Oct 18	11,404	10,664	12,799	11,756
Nov 18	11,422	10,728	12,944	11,858
Dec 18	11,125	10,925	11,960	11,516
Jan 19	11,602	11,041	12,890	12,025
Feb 19	11,740	11,035	13,278	12,202
Mar 19	11,903	11,247	13,452	12,399
Apr 19	12,045	11,250	13,929	12,621
May 19	11,969	11,449	13,126	12,369
Jun 19	12,233	11,593	13,991	12,854
Jul 19	12,272	11,619	14,060	12,900
Aug 19	12,328	11,920	13,772	12,935
Sep 19	12,390	11,856	14,065	13,038
Oct 19	12,429	11,892	14,423	13,224
Nov 19	12,499	11,886	14,825	13,405
Dec 19	12,686	11,878	15,269	13,601
Jan 20	12,738	12,106	15,176	13,690
Feb 20	12,469	12,324	13,893	13,235
Mar 20	11,206	12,251	12,055	12,320
Apr 20	11,824	12,469	13,372	13,102
May 20	12,157	12,527	14,018	13,449
Jun 20	12,260	12,606	14,388	13,670
Jul 20	12,605	12,795	15,077	14,099
Aug 20	12,773	12,691	16,084	14,513
Sep 20	12,686	12,684	15,529	14,259
Oct 20	12,601	12,628	15,053	14,008
Nov 20	13,236	12,752	16,977	14,972
Dec 20	13,516	12,769	17,697	15,300
Jan 21	13,501	12,678	17,521	15,169
Feb 21	13,618	12,495	17,970	15,254
Mar 21	13,802	12,338	18,568	15,412
Apr 21	14,084	12,436	19,432	15,832
May 21	14,186	12,477	19,712	15,972
Jun 21	14,266	12,564	20,006	16,147
Jul 21	14,302	12,705	20,364	16,382
Aug 21	14,474	12,681	20,871	16,570
Sep 21	14,225	12,571	20,005	16,154
Oct 21	14,394	12,567	21,138	16,610
Nov 21	14,188	12,604	20,675	16,452
Dec 21	14,500	12,572	21,558	16,783
Jan 22	14,184	12,301	20,418	16,158
Feb 22	13,882	12,164	19,901	15,864
Mar 22	13,911	11,826	20,447	15,861
Apr 22	13,394	11,377	18,749	14,901
May 22	13,306	11,451	18,763	14,955
Jun 22	12,620	11,271	17,138	14,190
Jul 22	13,172	11,547	18,498	14,927
Aug 22	12,901	11,220	17,725	14,404
Sep 22	12,182	10,735	16,077	13,423
Oct 22	12,450	10,596	17,232	13,818
Nov 22	12,998	10,986	18,430	14,552
Dec 22	12,826	10,937	17,647	14,211
Jan 23	13,459	11,273	18,896	14,932
Feb 23	13,147	10,982	18,442	14,559
Mar 23	13,255	11,260	19,012	14,969
Apr 23	13,445	11,329	19,345	15,146
May 23	13,221	11,205	19,152	14,988
Jun 23	13,444	11,165	20,310	15,414
Jul 23	13,661	11,158	20,992	15,668
Aug 23	13,498	11,086	20,491	15,431
Sep 23	13,204	10,805	19,607	14,902
Oct 23	12,975	10,634	19,038	14,568
Nov 23	13,705	11,116	20,823	15,581
Dec 23	14,253	11,541	21,845	16,261
Jan 24	14,265	11,510	22,107	16,337
Feb 24	14,346	11,347	23,044	16,568
Mar 24	14,627	11,452	23,785	16,910
Apr 24	14,351	11,162	22,901	16,383
May 24	14,635	11,352	23,924	16,887
Jun 24	14,758	11,459	24,411	17,139
Jul 24	15,098	11,727	24,841	17,490

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Class K Shares ...
	10.52%	4.23%	4.21%
Bloomberg U.S. Aggregate Bond Index...
	5.10	0.19	1.61
MSCI World Index...
	18.34	12.06	9.53
50% MSCI World Index/50% Bloomberg U.S. Aggregate Bond Index...
	11.63	6.28	5.75

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 10,945,854,606
Holdings Count | Holding	4,040
Advisory Fees Paid, Amount	$ 49,598,939
InvestmentCompanyPortfolioTurnover	83.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$10,945,854,606
Number of Portfolio Holdings...
4,040
Net Investment Advisory Fees...
$49,598,939
Portfolio Turnover Rate...
83%

Holdings [Text Block]

Ten largest holdings

Portfolio composition

Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Core Dividend Growth ETF...
5.3%
iShares iBoxx $ High Yield Corporate Bond ETF...
2.3
iShares Core S&P 500 ETF...
2.2
Barclays Bank plc (Microsoft Corp.), 12.57%, 09/13/24...
0.6
U.S. Treasury Inflation Linked Notes, 0.25%, 01/15/25...
0.6
Wells Fargo & Co. (Apple, Inc.), 11.53%, 08/01/24...
0.6
U.S. Treasury Inflation Linked Bonds, 2.38%, 01/15/25...
0.6
Microsoft Corp...
0.5
BNP Paribas SA (Amazon.com, Inc.), 15.37%, 08/05/24...
0.5
Sanofi SA...
0.3
Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Common Stocks...
24.6%
Corporate Bonds...
18.8
Asset-Backed Securities...
16.8
Equity-Linked Notes...
13.9
Investment Companies...
9.8
Floating Rate Loan Interests...
8.1
Non-Agency Mortgage-Backed Securities...
5.6
U.S. Treasury Obligations...
1.1
Foreign Agency Obligations...
0.5
Foreign Government Obligations...
0.5
OtherFootnote Reference(b)...
0.3
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.